CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2017
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

5. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Cash	5,695	11,963	207.7
Cash equivalents:
Bank deposits	22,521	30,686	532.7
Investments in money market funds	3	3	0.1
Other cash equivalents	13	10	0.2
Total cash and cash equivalents	28,232	42,662	740.7

Accounts Receivable, Net

Accounts receivable as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Trade receivables	8,191	10,398	180.6
Allowance for doubtful accounts	(450)	(652)	(11.3)
Total accounts receivable, net	7,741	9,746	169.3

Movements in the allowance for doubtful accounts are as follows:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Balance at the beginning of the period	132	295	450	7.8
Charges to expenses	182	211	243	4.2
Utilization	(19)	(56)	(41)	(0.7)
Balance at the end of the period	295	450	652	11.3

             Other Current Assets

Other current assets as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
VAT reclaimable	1,014	882	15.4
Funds receivable	224	802	13.9
Interest receivable	268	763	13.2
Loans to employees	454	624	10.8
Restricted cash	136	549	9.5
Other receivables	66	184	3.2
Loans granted to third parties	100	53	0.9
Prepaid taxes	149	39	0.7
Receivables for disposed equity securities	267	—	—
Other	36	143	2.5
Total other current assets	2,714	4,039	70.1

Restricted cash as of December 31, 2016 and as of December 31, 2017 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of Auto.ru in the amount of nil and RUB 403 ($7.0), respectively, of pledged cash in customs in the amount of RUB 128 and 138 ($2.4) and other restricted cash in the total amount of RUB 8 and RUB 8 ($0.1), respectively.

             Other Non‑current Assets

Other non‑current assets as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Loans to employees	1,129	1,492	26.0
Loans granted to third parties	847	849	14.7
VAT reclaimable	148	638	11.1
Loans granted to related parties (Note 17)	173	173	3.0
Interest receivable	27	43	0.7
Restricted cash	442	20	0.3
Other receivables	45	86	1.5
Total other non-current assets	2,811	3,301	57.3

Restricted cash as of December 31, 2016 and 2017 included the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of Auto.ru in the amounts of RUB 425 and nil and other restricted cash in the total amount of RUB 17 and RUB 20 ($0.3),  respectively.

The loans granted to third parties represent U.S. dollar and RUB-denominated loans bearing interest of up to 4% and up to 7% per annum, respectively, and maturing in 2019 – 2025 and a  U.S. dollar loan bearing interest of 2% per annum and convertible in equity securities in 2018.

Investments in Debt Securities

Investments in debt securities as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Credit-linked notes	3,033	—	—
Total investments in debt securities	3,033	—	—

Investments in Non-Marketable Equity Securities

Investments in non‑marketable equity securities as of December 31, 2016 and 2017 consisted of the following:

	2016	2017	2017
	RUB	RUB	$
Yandex.Money	832	1,206	20.9
Other	681	795	13.8
Total investments in non-marketable equity securities	1,513	2,001	34.7

Other includes limited partnership stakes in unaffiliated venture capital funds and minority investments in unaffiliated technology companies in the amount of RUB 589 and RUB 632 ($11.0) as of December 31, 2016 and 2017.

In July 2013, the Company completed the sale of a 75% (less one ruble) interest in the charter capital of Yandex.Money to Sberbank for a cash consideration of RUB 1,964  ($59.1 at the exchange rate as of the sale date). The Company retained a noncontrolling interest (25% plus one ruble) and significant influence over Yandex.Money's business; accordingly, the Company accounts for its investment under the equity method. The Company records its share of the results of the investee in the amount of income of RUB 217 and income of RUB 374  ($6.5) for the years ended December 31, 2016 and 2017, respectively, within the other income/(loss), net line in the consolidated statements of income.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2016 and 2017 comprise the following:

	2016	2017	2017
	RUB	RUB	$
Trade accounts payable and accrued liabilities	7,852	9,202	159.8
Salary and other compensation expenses payable/accrued to employees	1,680	1,909	33.2
Total accounts payable and accrued liabilities	9,532	11,111	193.0

Other Income/(Loss), Net

The following table presents the components of other income/(loss), net for the periods presented:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	1,903	(3,834)	(1,784)	(31.0)
Gain from sale of equity securities	—	157	33	0.6
Gain/(loss) from repurchases of convertible debt	310	53	(6)	(0.1)
Other	46	229	291	5.1
Total other income/(loss), net	2,259	(3,395)	(1,466)	(25.4)

Reclassifications Out of Accumulated Other Comprehensive Income

For the year ended December 31, 2016, the reclassification of foreign currency translation gain of RUB 103 from accumulated other comprehensive income resulted from liquidation of a foreign subsidiary.

There were no reclassifications of losses out of accumulated other comprehensive income in the years ended December 31, 2015 and 2017.